Notes to the consolidated statements of income - Income taxes reconciliation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax reconciliation
Statutory tax rate (as a percent)	30.18%	29.90%	29.69%
Expected corporate income tax expense	€ 825,810,000	€ 597,187,000	€ 607,205,972.85
Tax free income	50,747,000	44,302,000	37,495,351.2512422
Income from equity method investees	18,185,000	18,706,000	15,642,000
Tax rate differentials	(106,258,000)	139,122,000	133,549,500.5
Non-deductible expenses	60,721,000	106,125,000	32,079,526.65
Taxes for prior years	(91,138,000)	(20,573,000)	(10,077,352.280274)
Noncontrolling partnership interests	61,936,000	105,832,000	105,536,000
Tax on divestitures	(74,560,000)	0	0
Tax rate changes	(219,000)	(238,130,000)	(120,000)
Change in realizability of deferred tax assets and tax credits	3,211,000	7,254,000	5,944,632
Withholding taxes	4,564,000	6,606,000	7,909,000
Other	19,816,000	14,330,000	7,624,207.70564221
Total tax expense (income)	€ 511,079,000	€ 443,081,000	€ 625,442,000
Effective tax rate (as a percent)	18.70%	22.20%	30.50%